UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

This report on Form N-CSR relates solely to the Registrant's Fidelity Strategic Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®
Strategic Income
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Life of fund A
Fidelity Strategic Income Fund	5.44%	8.83%	7.27%

A From May 1, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on May 1, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Manager of Fidelity® Strategic Income Fund on September 4, 2007

It was a year of contrasts in the bond markets. Robust global economic growth during the first half of the year ending December 31, 2007, boosted yields and pushed bond prices lower across the fund's four major bond categories. By midyear, however, concerns about a weaker U.S. economy, the subprime-mortgage-related "credit crunch" and the Federal Reserve Board's moves to reduce interest rates sparked a flight to higher-quality fixed-income securities. Against this volatile backdrop, the U.S. government debt market, as represented by the Lehman Brothers® U.S. Government Index, gained 8.66%. The Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the United States - rose 13.05%. Emerging-markets debt results were slightly more muted, as the J.P. Morgan Emerging Markets Bond Index Global rose 6.28%. U.S. high-yield bonds fared worst, with the market's diminishing appetite for risk causing prices to fall, as demonstrated by the anemic 2.53% increase of the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the past year, the fund returned 5.44%, compared with 6.52% for the Fidelity Strategic Income Composite Index. Each of the four debt categories had positive absolute returns, and a defensive strategy of underweighting the higher-risk areas of high-yield and emerging-markets debt helped relative results. However, during a highly volatile period in the bond markets, each of the individual subportfolios underperformed its respective benchmark due to sub-par security selection. In the case of the high-yield allocation, that underweighting helped, although the small portion of high-yield assets that was allocated to the Fidelity Floating Rate Central Fund - a group of assets that is better collateralized than high-yield assets but tends to fare less well when interest rates are falling - offset most of the positive effects of that underweighting. On average, the fund maintained more or less neutral weightings in both the U.S. government and developed-markets debt categories, although those weightings were increased as the period progressed in order to impart a greater quality bias to the fund's asset allocation strategy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,036.00	$ 3.69
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.58	$ 3.67

* Expenses are equal to the Fund's annualized expense ratio of .72%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	11.7
Fannie Mae	10.9	10.9
Freddie Mac	8.0	7.1
Japan Government	2.5	2.3
German Federal Republic	2.6	0.5
	39.9
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.5	9.7
Financials	6.7	7.2
Telecommunication Services	4.6	5.6
Information Technology	4.5	4.4
Energy	3.9	3.8
Quality Diversification (% of fund's net assets)
As of December 31, 2007 *	As of June 30, 2007 **
U.S. Government and U.S. Government Agency Obligations 35.0%	U.S. Government and U.S. Government Agency Obligations 30.0%
AAA,AA,A 14.7%	AAA,AA,A 13.3%
BBB 5.1%	BBB 5.1%
BB 13.7%	BB 14.9%
B 18.1%	B 18.2%
CCC,CC,C 6.4%	CCC,CC,C 6.5%
Not Rated 1.7%	Not Rated 4.2%
Equities 0.5%	Equities 0.8%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 30.2%		Corporate Bonds 31.1%
	U.S. Government and U.S. Government Agency Obligations 35.0%		U.S. Government and U.S. Government Agency Obligations 30.0%
	Foreign Government & Government Agency Obligations 18.3%		Foreign Government & Government Agency Obligations 18.2%
	Floating Rate Loans 8.8%		Floating Rate Loans 10.2%
	Stocks 0.5%		Stocks 0.8%
	Other Investments 1.6%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets*** 4.8%		Short-Term Investments and Net Other Assets**** 7.0%
* Foreign investments	30.6%	** Foreign investments	29.0%
* Swaps	3.9%	** Swaps	1.7%
***Includes short-term foreign government obligations of	0.3%	****Includes short-term foreign government obligations of	0.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 29.8%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 672
Nonconvertible Bonds - 29.8%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		3,480	3,062
Visteon Corp. 7% 3/10/14		4,790	3,593
			6,655
Automobiles - 0.4%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,250	1,801
General Motors Corp.:
7.125% 7/15/13		4,745	4,116
7.2% 1/15/11		4,750	4,370
8.375% 7/5/33	EUR	900	1,018
8.375% 7/15/33		8,940	7,219
			18,524
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,641
Hotels, Restaurants & Leisure - 1.1%
Cap Cana SA 9.625% 11/3/13 (g)		1,550	1,496
Carrols Corp. 9% 1/15/13		4,090	3,712
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,469
8% 11/15/13		2,055	2,047
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,753
6.5% 7/31/09		2,865	2,865
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,346
6.625% 7/15/15		2,040	1,907
6.75% 9/1/12		1,685	1,643
6.75% 4/1/13		960	926
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.875% 4/1/16		$ 495	$ 465
7.5% 6/1/16		1,760	1,734
8.5% 9/15/10		275	285
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,858
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		8,110	6,123
Scientific Games Corp. 6.25% 12/15/12		880	849
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,339
Six Flags, Inc.:
8.875% 2/1/10		3,085	2,499
9.625% 6/1/14		990	738
9.75% 4/15/13		6,645	5,083
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,969
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,411
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,073
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	961
9% 1/15/12		770	616
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,243	1,224
			59,391
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,815	1,851
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	867
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,699
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,145	5,531
CanWest Media, Inc. 8% 9/15/12		1,130	1,068
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		14,194	11,568
11% 10/1/15		1,155	924
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,770	3,695
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.: - continued
10.25% 9/15/10		$ 3,650	$ 3,559
CSC Holdings, Inc.:
6.75% 4/15/12		2,445	2,359
7.625% 7/15/18		2,710	2,490
7.875% 2/15/18		4,750	4,376
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,818
7% 10/1/13		3,460	3,547
7.125% 2/1/16		4,165	4,207
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	2,083
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,352
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,445
8.25% 2/1/30		5,310	5,096
8.5% 7/15/29		7,010	6,866
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	793
PanAmSat Corp.:
6.375% 1/15/08		920	920
9% 8/15/14		4,735	4,759
9% 6/15/16		2,050	2,060
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,336
10.375% 9/1/14 (g)		6,805	7,366
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,975
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		2,710	2,290
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		19,220	18,451
			121,633
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,335	4,081
Specialty Retail - 0.6%
AutoNation, Inc.:
7% 4/15/14		1,300	1,235
7.2425% 4/15/13 (k)		940	881
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		5,380	4,317
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		$ 3,900	$ 2,701
9.625% 6/1/15 pay-in-kind (g)		7,535	4,822
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	224
10% 11/1/14		4,540	4,358
11.375% 11/1/16		10,755	10,002
			28,540
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	6,800
9.75% 1/15/15		5,185	5,172
			11,972
TOTAL CONSUMER DISCRETIONARY			256,155
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	150
16% 3/27/12 (g)		1,287	1,286
			1,436
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		2,580	2,122
9.5% 6/15/17		3,860	3,194
			5,316
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,535	1,612
Gruma SA de CV 7.75%		5,600	5,488
Hines Nurseries, Inc. 10.25% 10/1/11		520	394
Michael Foods, Inc. 8% 11/15/13		610	604
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	955
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,990
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,448
			15,491
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		$ 320	$ 278
Procter & Gamble Co. 4.875% 10/24/11	EUR	1,200	1,751
			2,029
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	686
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,713
TOTAL CONSUMER STAPLES			27,671
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,747
Complete Production Services, Inc. 8% 12/15/16		2,280	2,200
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,470	3,531
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,403
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		1,105	1,366
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,362
			16,609
Oil, Gas & Consumable Fuels - 2.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,955
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,198
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,723
Chaparral Energy, Inc.:
8.5% 12/1/15		2,600	2,334
8.875% 2/1/17 (g)		1,870	1,688
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	5,081
6.875% 11/15/20		6,675	6,408
7% 8/15/14		1,135	1,141
7.5% 6/15/14		1,115	1,137
7.625% 7/15/13		4,080	4,223
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		3,990	3,985
ENI SpA 4.75% 11/14/17	EUR	5,100	7,148
EXCO Resources, Inc. 7.25% 1/15/11		880	847
Forest Oil Corp. 8% 12/15/11		190	198
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	800	$ 1,517
6.605% 2/13/18	EUR	1,050	1,475
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,448
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	268
Mariner Energy, Inc. 8% 5/15/17		1,280	1,219
Massey Energy Co. 6.875% 12/15/13		5,935	5,609
OPTI Canada, Inc. 7.875% 12/15/14 (g)		4,710	4,610
Pan American Energy LLC 7.75% 2/9/12 (g)		3,685	3,630
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,355
7.875% 11/1/26		5,250	5,329
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,031
5.75% 3/1/18 (g)		1,585	1,580
6.625% 6/15/35		3,845	4,008
6.625% 6/15/35 (g)		1,145	1,195
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,747
Petroleos de Venezuela SA:
5.25% 4/12/17		11,815	8,430
5.375% 4/12/27		12,685	7,738
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		5,472	5,486
8.22% 4/1/17 (g)		6,010	6,250
Range Resources Corp. 7.375% 7/15/13		2,945	3,004
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,608
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,409
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,320	1,274
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,316
7.5% 4/1/17		4,605	5,042
7.625% 4/1/37		1,550	1,719
8.375% 6/15/32		1,570	1,819
TNK-BP Finance SA 6.875% 7/18/11 (g)		3,840	3,797
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	315
8.875% 7/15/12		1,400	1,593
Venoco, Inc. 8.75% 12/15/11		1,980	1,960
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. 8.25% 6/15/14 (g)		$ 4,750	$ 4,465
YPF SA 10% 11/2/28		3,845	4,287
			150,599
TOTAL ENERGY			167,208
FINANCIALS - 6.0%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	1,550	2,153
Mizuho Capital Investment Europe 1 Ltd. 5.02% (k)	EUR	750	998
Morgan Stanley 4.953% 7/20/12 (k)	EUR	2,590	3,590
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		4,910	4,861
			11,602
Commercial Banks - 1.5%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,120	2,158
Banca Popolare di Bergamo 8.364% (k)	EUR	1,000	1,553
Banca Popolare di Lodi Investor Trust III 6.742% (k)	EUR	1,250	1,730
Bancaja Emisiones SA 4.625% (k)	EUR	1,575	1,755
Banco de Credito Del Peru 7.17% 10/15/22 (g)(k)	PEN	6,440	2,170
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (k)	EUR	1,250	1,714
Caja Madrid SA 4.929% 10/17/16 (k)	EUR	1,500	2,135
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,660	1,675
Credit Agricole SA 4.785% 9/30/08 (k)	EUR	1,250	1,823
Development Bank of Philippines 8.375% (k)		4,715	4,904
DnB NOR Bank ASA 4.9314% 8/11/09 (k)	CAD	1,500	1,514
Eksportfinans AS 4.375% 9/20/10	EUR	4,100	5,954
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,945	1,969
Export-Import Bank of India 1.5081% 6/7/12 (k)	JPY	290,000	2,590
HBOS Treasury Services PLC 5.0171% 1/19/10 (k)	CAD	1,500	1,513
Intesa Sanpaolo SpA 6.375% 11/12/17 (k)	GBP	1,350	2,634
JPMorgan Chase Bank 4.375% 11/30/21 (k)	EUR	1,300	1,643
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,500	3,491
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		6,324	6,640
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		$ 100	$ 105
Natixis SA 4.876% 1/26/17 (k)	EUR	1,000	1,382
Rabobank Nederland 4.125% 4/4/12	EUR	9,500	13,575
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,478
Santander Finance Preferred SA Unipersonal 7.005% (k)	GBP	700	1,359
Santander Issuances SA Unipersonal 5.75% 1/31/18 (k)	GBP	700	1,350
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	709
5.065% 3/28/18 (k)	EUR	1,150	1,599
Sumitomo Mitsui Banking Corp. 1.8738% (k)	JPY	100,000	901
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,315	3,352
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,590	1,650
			77,025
Consumer Finance - 0.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	1,242
Ford Credit Europe PLC 5.765% 9/30/09 (k)	EUR	1,750	2,273
Ford Motor Credit Co. LLC:
5.8% 1/12/09		425	403
7.375% 10/28/09		1,815	1,708
7.875% 6/15/10		2,415	2,228
9.875% 8/10/11		6,800	6,432
GE Capital European Funding 4.75% 9/28/12	EUR	1,800	2,589
General Motors Acceptance Corp.:
6.875% 9/15/11		5,620	4,777
6.875% 8/28/12		6,705	5,619
SLM Corp.:
5.098% 6/15/09 (k)	EUR	500	697
5.148% 12/15/10 (k)	EUR	1,000	1,374
Toyota Motor Credit Corp. 5.25% 12/10/10	GBP	4,350	8,627
			37,969
Diversified Financial Services - 2.1%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	3,850	5,619
BA Covered Bond 4.125% 4/5/12	EUR	5,050	7,163
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Banca Italease SpA 4.803% 2/2/10 (k)	EUR	2,700	$ 3,730
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	15,243
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,334
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,431
Dexia Municipal Agency 4.5% 11/13/17	EUR	9,750	13,957
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		6,135	6,182
GE Capital UK Funding 5.875% 11/1/12	GBP	7,400	14,886
Getin Finance PLC 6.589% 5/13/09 (k)	EUR	650	909
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,564
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,690
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,781
Imperial Tobacco Finance 4.375% 11/22/13	EUR	800	1,071
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,790	1,660
10% 5/1/15 (g)		1,880	1,683
NCO Group, Inc. 11.875% 11/15/14		2,660	2,474
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		13,300	13,433
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (k)		3,615	3,434
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	29,894	1,229
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	942
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,800	2,568
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,500	4,835
			110,818
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (k)	GBP	850	1,573
Eureko BV 5.125% (k)	EUR	1,500	2,019
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (k)	EUR	2,000	2,602
Groupama SA 6.298% (k)	EUR	750	1,026
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (k)	EUR	1,600	2,143
Novae Group plc 8.375% 4/27/17 (k)	GBP	400	812
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Old Mutual plc 4.5% 1/18/17 (k)	EUR	1,000	$ 1,363
Wuerttembergische Lebens AG 5.375% 6/1/26 (k)	EUR	800	1,100
			12,638
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	4,181
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	5,658
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,590
8.625% 1/15/12		3,610	3,845
			15,274
Real Estate Management & Development - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,230	3,012
8.125% 6/1/12		2,350	2,280
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		4,895	4,161
Realogy Corp.:
10.5% 4/15/14 (g)		21,100	16,036
11% 4/15/14 pay-in-kind (g)		15,265	10,838
12.375% 4/15/15 (g)		1,865	1,212
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,581
			39,120
Thrifts & Mortgage Finance - 0.2%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	6,000	8,660
TOTAL FINANCIALS			313,106
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		1,860	1,883
Invacare Corp. 9.75% 2/15/15		1,380	1,397
			3,280
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		4,960	4,563
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,895
DaVita, Inc. 6.625% 3/15/13		470	465
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
9.125% 11/15/14		$ 5,205	$ 5,407
9.25% 11/15/16		5,385	5,654
9.625% 11/15/16 pay-in-kind		9,955	10,552
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,776
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,776
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	291
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,255
Tenet Healthcare Corp.:
9.25% 2/1/15		4,880	4,538
9.875% 7/1/14		4,680	4,469
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,627
Vanguard Health Holding Co. I 0% 10/1/15 (e)		510	377
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,630	6,381
			53,026
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,979
Leiner Health Products, Inc. 11% 6/1/12		2,435	1,656
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,000	2,858
			6,493
TOTAL HEALTH CARE			62,799
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	617
Orbimage Holdings, Inc. 14.88% 7/1/12 (k)		2,250	2,430
			3,047
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		730	646
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	706
10% 8/15/08 (a)		1,130	51
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (g)		8,890	8,959
8.021% 8/10/22 (g)		4,505	4,404
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	51
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		$ 1,250	$ 31
8.875% 6/1/06 (a)		1,240	37
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19		2,001	1,921
8.028% 11/1/17		940	912
			17,718
Building Products - 0.1%
Compagnie de St. Gobain 5.004% 4/11/12 (k)	EUR	1,100	1,550
NTK Holdings, Inc. 0% 3/1/14 (e)		5,440	3,237
			4,787
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	192
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,744
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,101
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,408
9.25% 5/1/21		250	251
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,324
Mac-Gray Corp. 7.625% 8/15/15		850	842
West Corp. 9.5% 10/15/14		7,760	7,624
			19,486
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,594
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,000	1,398
			2,992
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		930	874
General Cable Corp. 7.125% 4/1/17		610	599
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	846
			2,319
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,250	3,005
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (k)	GBP	950	1,773
			4,778
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		$ 1,410	$ 1,438
Cummins, Inc. 7.125% 3/1/28		2,195	2,266
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		720	691
9.5% 8/1/14		5,460	5,405
11.75% 8/1/16		4,630	4,595
			14,454
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	775	1,025
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	4,131
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,242
US Shipping Partners LP 13% 8/15/14		2,855	2,798
			10,196
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		1,500	1,491
7.625% 12/1/13		1,540	1,502
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,400
9.5% 10/1/08		1,715	1,754
TFM SA de CV 9.375% 5/1/12		5,360	5,601
			13,748
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	700	1,011
6.5% 2/27/19	GBP	550	1,052
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,244
VWR Funding, Inc. 10.25% 7/15/15 (g)		6,775	6,436
			9,743
TOTAL INDUSTRIALS			103,268
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,791
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 16,270	$ 13,341
6.5% 1/15/28		7,800	6,396
Nortel Networks Corp.:
9.4925% 7/15/11 (g)(k)		3,400	3,298
10.125% 7/15/13 (g)		3,370	3,505
10.75% 7/15/16 (g)		3,400	3,570
			32,901
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		4,500	4,118
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (g)		7,935	7,856
			11,974
IT Services - 0.8%
Ceridian Corp.:
11.25% 11/15/15 (g)		4,390	4,077
12.25% 11/15/15 pay-in-kind (g)		5,890	5,500
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,445
8.25% 7/1/11		620	617
8.625% 4/1/13		1,080	1,094
8.75% 7/15/18		4,640	4,884
SunGard Data Systems, Inc.:
9.125% 8/15/13		6,770	6,872
10.25% 8/15/15		2,410	2,473
			38,962
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		10,920	10,865
Xerox Corp. 7.625% 6/15/13		11,435	12,007
			22,872
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		7,360	7,397
ASML Holding NV 5.75% 6/13/17	EUR	1,800	2,337
Avago Technologies Finance Ltd.:
10.125% 12/1/13		3,305	3,454
10.6238% 6/1/13 (k)		840	853
11.875% 12/1/15		4,925	5,257
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14		$ 11,380	$ 10,157
9.125% 12/15/14 pay-in-kind		31,055	26,474
10.125% 12/15/16		8,275	6,806
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.2406% 12/15/11 (k)		670	583
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,198
Viasystems, Inc. 10.5% 1/15/11		5,785	5,814
			71,330
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	719
TOTAL INFORMATION TECHNOLOGY			178,758
MATERIALS - 2.6%
Chemicals - 0.5%
Bayer AG:
4.867% 4/10/10 (k)	EUR	1,100	1,594
5.625% 5/23/18	GBP	750	1,435
Huntsman LLC 11.625% 10/15/10		641	679
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,588
MacDermid, Inc. 9.5% 4/15/17 (g)		450	419
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		3,970	3,652
10.125% 12/1/14 pay-in-kind (g)		8,290	7,544
11.5% 12/1/16 (g)		5,330	4,584
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,506
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,440	1,462
			28,463
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,300	1,762
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	865
BWAY Corp. 10% 10/15/10		2,380	2,356
Constar International, Inc. 11% 12/1/12		2,665	1,999
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,208
8% 4/15/23		4,615	4,430
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		$ 2,995	$ 2,965
8.25% 5/15/13		1,755	1,781
Tekni-Plex, Inc. 10.875% 8/15/12		1,300	1,417
Vitro SAB de CV:
8.625% 2/1/12		7,910	7,475
9.125% 2/1/17		2,000	1,840
			28,336
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,510	2,096
CAP SA 7.375% 9/15/36 (g)		1,550	1,473
Compass Minerals International, Inc. 0% 6/1/13 (e)		3,710	3,784
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		3,350	3,309
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	4,978
Evraz Group SA (Reg. S) 8.25% 11/10/15		3,215	3,195
Evraz Securities SA 10.875% 8/3/09		5,900	6,203
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,360	3,692
10.625% 9/1/16 (g)		3,095	3,559
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,901
8.375% 4/1/17		10,740	11,492
8.3944% 4/1/15 (k)		6,300	6,379
Gerdau SA 8.875% (g)		3,190	3,302
GTL Trade Finance, Inc. 7.25% 10/20/17 (g)		1,735	1,735
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,811
Ispat Inland ULC 9.75% 4/1/14		1,385	1,504
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (g)(k)		1,510	1,359
RathGibson, Inc. 11.25% 2/15/14		2,510	2,485
Ryerson Tull, Inc. 12.6188% 11/1/14 (g)(k)		355	343
			76,902
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		$ 510	$ 505
NewPage Corp. 11.1613% 5/1/12 (k)		2,460	2,534
			3,039
TOTAL MATERIALS			138,502
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.7%
Citizens Communications Co.:
7.875% 1/15/27		3,340	3,165
9% 8/15/31		8,135	8,094
Deutsche Telekom International Finance BV 6.625% 7/11/11 (k)	EUR	700	1,062
Embarq Corp.:
7.082% 6/1/16		1,029	1,060
7.995% 6/1/36		7,540	7,946
France Telecom SA 4.375% 2/21/12	EUR	500	705
Indosat Finance Co. BV 7.75% 11/5/10		1,920	1,920
Intelsat Ltd.:
9.25% 6/15/16		2,050	2,058
11.25% 6/15/16		9,095	9,288
Koninklijke KPN NV 5% 11/13/12	EUR	1,500	2,133
Level 3 Financing, Inc.:
8.75% 2/15/17		3,910	3,372
12.25% 3/15/13		9,160	9,240
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	5,031
NTL Cable PLC:
8.75% 4/15/14		6,045	5,954
9.125% 8/15/16		2,780	2,745
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	306
7.75% 2/15/31		340	303
Qwest Corp.:
7.5% 10/1/14		680	689
7.875% 9/1/11		3,970	4,094
8.2406% 6/15/13 (k)		6,790	6,926
8.875% 3/15/12		17,575	18,805
Telecom Egypt SAE 9.672% 2/4/10 (k)	EGP	4,030	759
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		$ 260	$ 220
6.875% 7/15/28		1,710	1,445
U.S. West Communications:
6.875% 9/15/33		25,430	23,459
7.125% 11/15/43		325	299
7.2% 11/10/26		1,275	1,186
7.25% 9/15/25		2,495	2,383
7.25% 10/15/35		5,205	4,893
7.5% 6/15/23		2,840	2,719
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	7,480
			139,739
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		6,245	6,464
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,260
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,164
Digicel Group Ltd. 9.25% 9/1/12 (g)		2,370	2,423
MetroPCS Wireless, Inc. 9.25% 11/1/14		5,280	4,976
Millicom International Cellular SA 10% 12/1/13		12,900	13,771
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		3,250	3,352
9.75% 1/30/08 (Reg. S)		2,545	2,550
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,350	2,948
Telecom Personal SA 9.25% 12/22/10 (g)		8,875	8,997
			58,905
TOTAL TELECOMMUNICATION SERVICES			198,644
UTILITIES - 2.2%
Electric Utilities - 1.2%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	900	1,239
AES Gener SA 7.5% 3/25/14		4,920	5,154
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,133
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7.5% 6/15/13		$ 8,105	$ 8,227
7.75% 6/15/16		4,535	4,671
Energy Future Holdings:
10.875% 11/1/17 (g)		13,010	13,108
11.25% 11/1/17 pay-in-kind (g)		6,790	6,841
Intergen NV 9% 6/30/17 (g)		6,890	7,235
National Power Corp. 6.875% 11/2/16 (g)		4,120	4,182
Reliant Energy, Inc.:
7.625% 6/15/14		4,150	4,088
7.875% 6/15/17		3,300	3,251
			62,129
Gas Utilities - 0.6%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		7,570	6,794
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,462
8% 3/1/32		7,365	8,148
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		7,030	6,090
			30,494
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15 (g)		4,740	4,859
8% 10/15/17 (g)		11,840	12,166
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	746
6.4% 7/15/06 (c)		5,595	1,007
6.625% 11/15/05 (c)		3,510	632
6.725% 11/17/49 (c)(k)		1,090	196
6.75% 8/1/49 (c)		880	158
6.875% 10/15/49 (c)		2,120	382
6.95% 7/15/28 (c)		1,920	346
7.125% 5/15/07 (c)		375	68
7.375% 5/15/19 (c)		2,200	399
7.875% 6/15/03 (c)		375	68
9.125% 4/1/03 (c)		80	14
9.875% 6/5/03 (c)		345	62
NRG Energy, Inc.:
7.25% 2/1/14		590	575
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 1,070	$ 1,046
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,447	1,410
			24,134
Multi-Utilities - 0.0%
Utilicorp United, Inc. 9.95% 2/1/11 (k)		50	54
Veolia Environnement 6.125% 10/29/37	GBP	650	1,316
			1,370
TOTAL UTILITIES			118,127
TOTAL NONCONVERTIBLE BONDS			1,564,238
TOTAL CORPORATE BONDS (Cost $1,585,320)			1,564,910
U.S. Government and Government Agency Obligations - 20.1%

U.S. Government Agency Obligations - 4.2%
Fannie Mae:
4.5% 10/15/08		3	3
5.125% 9/2/08		1,730	1,739
6% 5/15/11		4,000	4,292
6.625% 9/15/09		36,625	38,440
Federal Home Loan Bank:
4.5% 10/14/08		575	576
5.8% 9/2/08		550	555
Freddie Mac:
3.625% 9/15/08		31,865	31,725
4.125% 11/30/09		68,600	69,293
4.75% 11/3/09		9,259	9,450
4.875% 2/17/09		8,234	8,320
5.125% 4/18/11		1,100	1,149
5.25% 5/21/09		13,151	13,422
5.25% 7/18/11		29,835	31,353
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,339
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.:
secured 5.685% 5/15/12		$ 1,765	$ 1,889
4.974% 8/15/13		2,110	2,213
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,427	1,437
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			224,195
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16		33,797	36,071
U.S. Treasury Obligations - 15.2%
U.S. Treasury Bonds:
6.125% 8/15/29		84,100	102,884
6.25% 8/15/23		61,750	73,931
stripped principal 0% 11/15/15		5,645	4,104
U.S. Treasury Notes:
3.125% 11/30/09 (h)		144,755	144,844
3.375% 11/30/12 (h)		213,737	212,983
4.25% 8/15/15		44,000	45,162
4.25% 11/15/17		22,000	22,383
4.5% 11/15/15 (j)		6,200	6,460
4.5% 5/15/17 (h)		42,370	43,911
4.625% 7/31/12		54,000	56,700
4.75% 5/31/12		21,500	22,691
4.75% 8/15/17		58,000	61,258
TOTAL U.S. TREASURY OBLIGATIONS			797,311
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,035,799)			1,057,577
U.S. Government Agency - Mortgage Securities - 11.7%

Fannie Mae - 8.6%
3.587% 9/1/33 (k)		641	642
3.718% 6/1/33 (k)		1,984	1,998
3.75% 4/1/34 (k)		1,808	1,797
3.782% 6/1/33 (k)		2,265	2,271
3.892% 5/1/33 (k)		737	740
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
3.901% 5/1/34 (k)		$ 1,061	$ 1,057
3.919% 9/1/33 (k)		1,944	1,953
3.936% 5/1/34 (k)		810	807
3.965% 8/1/33 (k)		878	883
3.967% 9/1/33 (k)		1,265	1,270
4% 9/1/13 to 5/1/20		4,433	4,299
4% 3/1/34 (k)		1,852	1,852
4% 4/1/34 (k)		1,973	1,968
4.026% 6/1/34 (k)		1,580	1,576
4.028% 3/1/34 (k)		3,723	3,719
4.053% 6/1/33 (k)		2,236	2,252
4.065% 3/1/35 (k)		2,858	2,855
4.116% 4/1/34 (k)		2,410	2,403
4.123% 5/1/34 (k)		1,943	1,941
4.159% 9/1/33 (k)		1,257	1,266
4.162% 8/1/33 (k)		913	916
4.186% 11/1/34 (k)		2,061	2,066
4.204% 6/1/34 (k)		1,756	1,753
4.288% 6/1/34 (k)		2,141	2,139
4.313% 1/1/35 (k)		1,701	1,702
4.344% 10/1/19 (k)		217	217
4.366% 11/1/35 (k)		5,720	5,735
4.405% 10/1/33 (k)		942	941
4.423% 8/1/34 (k)		4,406	4,405
4.445% 5/1/35 (k)		2,772	2,799
4.453% 11/1/33 (k)		241	242
4.457% 8/1/35 (k)		3,074	3,083
4.482% 1/1/35 (k)		1,081	1,082
4.49% 12/1/34 (k)		115	115
4.493% 3/1/35 (k)		5,256	5,261
4.5% 3/1/18 to 10/1/18		5,343	5,278
4.561% 8/1/34 (k)		3,717	3,736
4.569% 1/1/35 (k)		1,731	1,735
4.592% 2/1/36 (k)		2,674	2,683
4.599% 8/1/35 (k)		2,228	2,258
4.642% 1/1/35 (k)		1,108	1,111
4.645% 10/1/34 (k)		648	650
4.664% 6/1/35 (k)		797	804
4.675% 8/1/35 (k)		1,015	1,023
4.682% 9/1/34 (k)		2,787	2,802
4.69% 2/1/35 (k)		2,814	2,824
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.715% 2/1/35 (k)		$ 1,327	$ 1,333
4.727% 12/1/35 (k)		6,950	6,978
4.744% 3/1/35 (k)		1,060	1,064
4.75% 7/1/35 (k)		709	711
4.761% 1/1/35 (k)		934	937
4.773% 7/1/35 (k)		711	714
4.774% 12/1/35 (k)		728	732
4.792% 7/1/35 (k)		869	873
4.793% 6/1/35 (k)		1,373	1,378
4.795% 4/1/35 (k)		2,041	2,057
4.822% 12/1/34 (k)		2,039	2,048
4.825% 9/1/34 (k)		876	881
4.842% 9/1/34 (k)		1,892	1,901
4.843% 10/1/34 (k)		1,833	1,842
4.844% 11/1/35 (k)		1,630	1,641
4.852% 7/1/35 (k)		1,206	1,213
4.861% 7/1/34 (k)		975	979
4.87% 1/1/35 (k)		710	714
4.882% 10/1/35 (k)		255	256
4.883% 5/1/35 (k)		301	303
4.884% 11/1/35 (k)		1,921	1,937
4.91% 3/1/33 (k)		580	585
4.93% 8/1/34 (k)		1,823	1,835
4.944% 8/1/34 (k)		963	969
4.948% 2/1/35 (k)		1,073	1,079
4.95% 3/1/35 (k)		995	1,001
4.997% 2/1/34 (k)		1,520	1,532
5% 2/1/14 to 10/1/37 (i)		188,037	184,364
5.019% 5/1/35 (k)		2,561	2,583
5.023% 12/1/32 (k)		1,397	1,407
5.064% 10/1/35 (k)		1,242	1,253
5.081% 7/1/34 (k)		343	346
5.095% 5/1/35 (k)		311	315
5.103% 10/1/35 (k)		732	740
5.121% 8/1/34 (k)		1,208	1,220
5.132% 10/1/35 (k)		702	708
5.135% 8/1/36 (k)		4,837	4,871
5.161% 3/1/36 (k)		2,308	2,340
5.188% 7/1/35 (k)		2,835	2,867
5.249% 11/1/36 (k)		457	462
5.261% 4/1/36 (k)		951	971
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.262% 5/1/35 (k)		$ 971	$ 981
5.284% 7/1/35 (k)		5,213	5,268
5.299% 12/1/36 (k)		489	492
5.308% 3/1/36 (k)		6,274	6,368
5.334% 2/1/36 (k)		161	163
5.34% 1/1/36 (k)		2,248	2,268
5.363% 2/1/36 (k)		1,456	1,468
5.376% 3/1/37 (k)		7,053	7,140
5.393% 7/1/35 (k)		396	401
5.396% 2/1/37 (k)		2,547	2,576
5.398% 2/1/37 (k)		531	537
5.48% 6/1/47 (k)		448	454
5.482% 2/1/37 (k)		3,573	3,623
5.5% 5/1/08 to 4/1/19		22,422	22,836
5.52% 11/1/36 (k)		864	874
5.618% 2/1/36 (k)		648	658
5.645% 4/1/37 (k)		2,392	2,427
5.65% 4/1/36 (k)		2,383	2,425
5.66% 6/1/36 (k)		1,480	1,505
5.792% 3/1/36 (k)		4,906	4,993
5.797% 5/1/36 (k)		567	576
5.8% 1/1/36 (k)		346	353
5.821% 5/1/36 (k)		3,567	3,627
5.86% 6/1/35 (k)		2,245	2,283
5.893% 12/1/36 (k)		892	910
5.903% 9/1/36 (k)		1,000	1,015
5.938% 5/1/36 (k)		1,555	1,584
5.966% 5/1/36 (k)		577	589
6% 5/1/12 to 6/1/30		17,430	17,833
6.017% 4/1/36 (k)		9,465	9,654
6.102% 3/1/37 (k)		955	975
6.159% 4/1/36 (k)		987	1,007
6.224% 6/1/36 (k)		156	158
6.226% 3/1/37 (k)		295	302
6.5% 5/1/12 to 9/1/32		4,372	4,518
7.5% 5/1/37		766	803
TOTAL FANNIE MAE			450,493
Freddie Mac - 3.1%
3.376% 7/1/33 (k)		1,792	1,788
3.995% 5/1/33 (k)		2,915	2,937
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4% 5/1/19 to 11/1/20		$ 4,690	$ 4,519
4.004% 4/1/34 (k)		3,035	3,017
4.075% 7/1/35 (k)		1,425	1,428
4.178% 1/1/35 (k)		2,867	2,872
4.5% 2/1/18 to 8/1/33		5,793	5,693
4.584% 6/1/33 (k)		893	893
4.645% 5/1/35 (k)		1,931	1,935
4.665% 2/1/35 (k)		7,202	7,205
4.697% 9/1/36 (k)		602	602
4.704% 9/1/35 (k)		4,501	4,518
4.79% 2/1/36 (k)		258	258
4.807% 3/1/35 (k)		548	549
4.819% 5/1/35 (k)		4,889	4,898
4.851% 10/1/35 (k)		1,158	1,167
4.897% 10/1/36 (k)		3,248	3,265
5% 3/1/18 to 7/1/19		5,335	5,376
5.01% 7/1/35 (k)		3,105	3,120
5.02% 1/1/37 (k)		4,650	4,677
5.021% 4/1/35 (k)		94	94
5.024% 4/1/35 (k)		2,046	2,062
5.034% 10/1/36 (k)		1,248	1,258
5.042% 4/1/35 (k)		2,183	2,195
5.115% 7/1/35 (k)		850	857
5.267% 2/1/36 (k)		60	61
5.332% 9/1/35 (k)		629	635
5.43% 3/1/37 (k)		383	386
5.5% 8/1/14 to 6/1/20		30,464	30,946
5.501% 1/1/36 (k)		750	759
5.542% 4/1/37 (k)		576	582
5.585% 3/1/36 (k)		3,929	3,975
5.648% 8/1/36 (k)		3,952	3,998
5.758% 10/1/35 (k)		269	272
5.763% 5/1/37 (k)		4,414	4,466
5.773% 1/1/36 (k)		364	368
5.786% 3/1/37 (k)		2,059	2,083
5.794% 4/1/37 (k)		1,976	2,000
5.822% 5/1/37 (k)		440	446
5.829% 5/1/37 (k)		649	656
5.839% 5/1/37 (k)		2,613	2,647
5.839% 6/1/37 (k)		1,560	1,581
5.95% 4/1/36 (k)		5,161	5,242
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
6% 7/1/16 to 2/1/19		$ 6,659	$ 6,843
6.015% 6/1/36 (k)		678	689
6.033% 1/1/37 (k)		1,888	1,919
6.141% 2/1/37 (k)		582	590
6.154% 12/1/36 (k)		4,757	4,823
6.19% 7/1/36 (k)		2,605	2,655
6.226% 5/1/36 (k)		557	567
6.271% 6/1/37 (k)		409	415
6.362% 7/1/36 (k)		725	739
6.417% 6/1/37 (k)		154	157
6.496% 9/1/36 (k)		3,558	3,629
6.5% 11/1/09 to 3/1/36		13,209	13,667
6.725% 8/1/37 (k)		1,151	1,176
7.581% 4/1/37 (k)		160	164
TOTAL FREDDIE MAC			166,319
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $607,374)			616,812
Asset-Backed Securities - 0.7%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.157% 5/25/16 (k)	EUR	400	553
Series 2007-1:
Class B, 5.044% 3/25/17 (k)	EUR	1,000	1,417
Class C, 5.224% 3/25/17 (k)	EUR	700	978
Auto ABS Compartiment Series 2006-1 Class B, 4.88% 7/25/17 (k)	EUR	1,000	1,386
Clock Finance BV Series 2007-1:
Class B2, 4.847% 2/25/15 (k)	EUR	600	824
Class C2, 5.027% 2/25/15 (k)	EUR	300	406
Driver One GmbH Series 1 Class B, 4.794% 5/21/10 (k)	EUR	107	157
FCC SPARC Series 2007-1 Class D, 6.932% 7/15/10 (k)	EUR	500	719
GELDI Series 2005-TS Class 1A, 4.907% 12/10/12 (k)	EUR	4,000	5,825
Geldilux Ltd. Series 2007-TS Class C, 5.285% 9/8/14 (k)	EUR	350	473
GLS Ltd. Series 2006-1 Class C, 5.232% 7/15/14 (k)	EUR	400	569
Greene King Finance PLC Series A1, 6.8113% 6/15/31 (k)	GBP	1,000	1,849
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Lambda Finance BV Series 2005-1X Class C1, 7.0075% 11/15/29 (k)	GBP	500	$ 925
Leek Finance PLC Series 18X Class BC, 5.212% 9/21/38 (k)	EUR	600	776
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.905% 1/30/40 (k)	EUR	350	501
Class D, 5.105% 1/30/40 (k)	EUR	500	696
Metrix Funding PLC Series 1X Class A2, 4.789% 2/10/19 (k)	EUR	4,000	5,765
Prime Bricks Series 2007-1:
Class B, 4.905% 1/30/40 (k)	EUR	450	644
Class C, 5.105% 1/30/40 (k)	EUR	450	627
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.554% 3/10/17 (k)	EUR	1,000	1,337
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (k)	EUR	1,300	1,841
Red & Black Consumer PLC Series 2006-1 Class C, 4.775% 5/15/21 (k)	EUR	2,200	3,203
Sedna Finance Corp.:
5.41% 12/23/14 (k)	EUR	500	435
5.698% 3/15/16 (k)	EUR	1,150	856
Southern Gas Networks PLC Class A1, 4.893% 10/21/10 (k)	EUR	150	219
Stichting Mars Series 2006 Class C, 5.023% 8/28/14 (k)	EUR	900	1,236
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	137
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (k)	GBP	912	1,468
TOTAL ASSET-BACKED SECURITIES (Cost $34,456)			35,822
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2006-1X Class 2C, 4.93% 2/17/52 (k)	EUR	800	1,146
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.179% 4/12/56 (k)	EUR	550	731
B-Arena NV Series 2006-1 Class A, 4.753% 4/22/44 (k)	EUR	4,000	5,761
EPIC PLC Series BROD Class D, 5.133% 1/22/16 (k)	EUR	375	517
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 4.854% 11/20/56 (k)	EUR	1,200	$ 1,645
Series 2007-1X Class 2D2, 4.984% 11/20/56 (k)	EUR	1,000	1,367
Granite Mortgages PLC 5.023% 1/20/43 (k)	EUR	435	635
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.582% 7/15/40 (k)	EUR	500	723
Interstar Millennium Trust Series 2004-4E Class A1, 4.774% 11/14/36 (k)	EUR	273	397
RMAC PLC Series 2005-NS4X Class M2A, 7.4325% 12/12/43 (k)	GBP	1,600	3,055
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 7.1725% 6/12/44 (k)	GBP	1,250	2,351
Shield BV Series 1 Class C, 5.043% 1/20/14 (k)	EUR	1,400	1,958
TOTAL PRIVATE SPONSOR			20,286
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2007-95 Class A1, 5.115% 8/27/36 (k)		11,078	11,074
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	8,001
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,166	1,179
Series 2002-11:
Class QC, 5.5% 3/25/17		2,995	3,032
Class UC, 6% 3/25/17		2,227	2,281
Series 2002-18 Class PC, 5.5% 4/25/17		3,550	3,603
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,199
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,733
Series 2002-9 Class PC, 6% 3/25/17		214	218
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,310
Class PE, 4% 11/25/18		1,360	1,280
Series 2003-122 Class OL, 4% 12/25/18		1,000	947
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,255
Series 2003-70 Class BJ, 5% 7/25/33		815	774
Series 2003-85 Class GD, 4.5% 9/25/18		1,105	1,083
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,739
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,254
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Class KD, 4.5% 7/25/18		$ 2,721	$ 2,699
Series 2005-52 Class PB, 6.5% 12/25/34		3,981	4,083
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,075	3,085
Series 2004-95 Class AN, 5.5% 1/25/25		1,894	1,916
Series 2005-117, Class JN, 4.5% 1/25/36		735	661
Series 2005-29 Class KA, 4.5% 2/25/35		4,875	4,812
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,901
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		371	378
Series 2115 Class PE, 6% 1/15/14		166	170
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 5.5275% 1/15/30 (k)		5,484	5,497
Series 2630 Class FL, 5.5275% 6/15/18 (k)		92	93
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		797	814
Series 2378 Class PE, 5.5% 11/15/16		7,704	7,823
Series 2381 Class OG, 5.5% 11/15/16		638	648
Series 2390 Class CH, 5.5% 12/15/16		2,089	2,121
Series 2425 Class JH, 6% 3/15/17		1,104	1,132
Series 2628 Class OP, 3.5% 11/15/13		1,025	1,018
Series 2695 Class DG, 4% 10/15/18		3,475	3,299
Series 2743 Class HE, 4.5% 2/15/19		7,000	6,825
Series 2773 Class EG, 4.5% 4/15/19		12,967	12,651
Series 2831 Class PB, 5% 7/15/19		3,590	3,564
Series 2866 Class XE, 4% 12/15/18		4,004	3,919
Series 2996 Class MK, 5.5% 6/15/35		802	816
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,090	1,116
Series 2467 Class NB, 5% 7/15/17		1,405	1,408
Series 2564 Class HJ, 5% 2/15/18		2,000	1,990
Series 2569 Class HB, 5% 9/15/16		4,974	4,972
Series 2570 Class CU, 4.5% 7/15/17		314	312
Series 2572 Class HK, 4% 2/15/17		460	453
Series 2617 Class GW, 3.5% 6/15/16		382	378
Series 2627:
Class BG, 3.25% 6/15/17		210	202
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Class KP, 2.87% 12/15/16		$ 217	$ 208
Series 2685 Class ND, 4% 10/15/18		1,570	1,476
Series 2773 Class TA, 4% 11/15/17		2,668	2,624
Series 2849 Class AL, 5% 5/15/18		1,340	1,342
Series 2860 Class CP, 4% 10/15/17		398	391
Series 2930 Class KT, 4.5% 2/15/20		7,035	6,637
Series 2937 Class HJ, 5% 10/15/19		1,497	1,501
Series 3266 Class D, 5% 1/15/22		13,435	13,224
Series 2715 Class NG, 4.5% 12/15/18		1,000	970
Series 2863 Class DB, 4% 9/15/14		227	221
Series 2975 Class NA, 5% 7/15/23		1,300	1,303
TOTAL U.S. GOVERNMENT AGENCY			169,615
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $185,803)			189,901
Commercial Mortgage Securities - 0.4%

Broadgate PLC 7.0438% 10/5/25 (k)	GBP	895	1,689
Bruntwood Alpha PLC Series 2007-1 Class C, 6.7831% 1/15/17 (k)	GBP	650	1,178
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (k)	GBP	850	1,548
European Property Capital Series 4 Class C, 6.3194% 7/20/14 (k)	GBP	270	518
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (k)	EUR	1,187	1,626
JLOC 36 LLC Reg. S Class B, 1.3575% 2/16/16 (k)	JPY	88,660	789
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (k)	JPY	95,840	855
Opera Finance (CMH) PLC Class B, 5.032% 1/15/15 (k)	EUR	1,100	1,534
Opera Finance PLC 6.525% 7/31/13 (k)	GBP	1,478	2,883
Paris Prime Community Real Estate Series 2006-1 Class B, 4.903% 4/22/14 (g)(k)	EUR	1,000	1,412
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.4931% 7/15/16 (k)	GBP	2,000	3,805
Rivoli Pan Europe PLC Series 2006-1 Class B 4.544% 8/3/18 (k)	EUR	550	760
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Silver Maple Investment Co. Ltd. Class 2A, 4.765% 4/30/14 (k)	EUR	700	$ 991
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (k)	EUR	1,000	1,351
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,209)			20,939
Foreign Government and Government Agency Obligations - 18.5%

Arab Republic 8.75% 7/18/12 (g)	EGP	12,380	2,304
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,736	3,586
5.389% 8/3/12 (k)		17,250	15,204
7% 3/28/11		37,765	34,749
7% 9/12/13		23,895	20,434
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,078
Banco Central del Uruguay:
value recovery A rights 1/2/21(a)(m)		1,250,000	0
value recovery B rights 1/2/21(a)(m)		1,250,000	0
Belgian Kingdom 5% 3/28/35	EUR	6,000	9,086
Brazilian Federative Republic:
6% 9/15/13		2,200	2,197
7.125% 1/20/37		4,420	5,028
8.25% 1/20/34		4,980	6,295
8.75% 2/4/25		4,449	5,688
10% 1/1/10	BRL	2,309	1,236
12.25% 3/6/30		7,965	13,779
12.5% 1/5/16	BRL	2,950	1,800
12.75% 1/15/20		3,825	6,034
British Columbia Province 5.7% 6/18/29	CAD	10,000	11,602
Canadian Government:
4% 6/1/17	CAD	87,900	88,533
5% 6/1/37	CAD	22,000	25,588
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,223	2,203
warrants 11/15/20 (a)(m)		2,750	638
Chilean Republic 5.5% 1/15/13		2,390	2,460
Colombian Republic:
7.375% 9/18/37		4,500	5,006
11.75% 2/25/20		1,525	2,272
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		1,875	1,791
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Dominican Republic:
Brady 6.3125% 8/30/09 (k)		$ 1,213	$ 1,210
Brady 5.7188% 8/30/24 (k)		11,318	11,261
9.04% 1/23/18 (g)		5,033	5,700
9.5% 9/27/11 (Reg. S)		3,043	3,211
Ecuador Republic:
10% 8/15/30 (Reg. S)		7,540	7,276
euro par 5% 2/28/25		1,450	1,068
French Republic:
4.75% 4/25/35	EUR	21,800	32,213
5.5% 4/25/29	EUR	6,830	11,094
Gabonese Republic 8.2% 12/12/17 (g)		8,250	8,580
German Federal Republic:
2.25% 4/15/13	EUR	54,233	81,716
3.25% 7/4/15	EUR	2,000	2,731
4.25% 7/4/17	EUR	17,000	24,681
4.25% 7/4/39	EUR	13,700	18,843
Ghana Republic 8.5% 10/4/17 (g)		4,520	4,757
Indonesian Republic:
6.625% 2/17/37 (g)		6,815	6,491
6.75% 3/10/14 (Reg. S)		2,690	2,777
8.5% 10/12/35		795	931
Irish Republic 4.5% 10/18/18	EUR	7,650	11,163
Islamic Republic of Pakistan:
6.75% 2/19/09		4,820	4,543
7.125% 3/31/16 (g)		2,625	2,290
Italian Republic 6% 5/1/31	EUR	4,950	8,284
Japan Government:
0.5703% to 0.5928% 1/15/08 to 2/4/08	JPY	1,450,000	12,999
0.92% 11/20/20 (k)	JPY	2,615,000	22,601
0.93% 7/20/20 (k)	JPY	600,000	5,073
1.5% 3/20/14	JPY	820,000	7,524
1.9% 6/20/16	JPY	1,492,000	14,008
2.1% 9/20/27	JPY	1,000,000	8,989
2.5% 9/20/37	JPY	3,850,000	35,567
Real Return Bond 1.1% 12/10/16	JPY	3,130,028	28,228
Lebanese Republic:
7.125% 3/5/10		670	653
7.875% 5/20/11 (Reg. S)		4,115	4,002
8.1563% 11/30/09 (g)(k)		2,760	2,726
8.1563% 11/30/09 (Reg. S) (k)		7,560	7,466
8.625% 6/20/13 (Reg. S)		4,370	4,304
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Peruvian Republic:
3% 3/7/27 (f)		$ 1,425	$ 1,101
6.4375% 3/7/27 (k)		1,380	1,363
euro Brady past due interest 6.4375% 3/7/17 (k)		497	496
Philippine Republic:
8.25% 1/15/14		2,515	2,829
9.5% 2/2/30		3,375	4,582
9.875% 1/15/19		2,030	2,659
10.625% 3/16/25		3,820	5,501
Republic of Fiji 6.875% 9/13/11		2,905	2,615
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,765	1,637
Russian Federation:
7.5% 3/31/30 (g)		1,571	1,793
7.5% 3/31/30 (Reg. S)		44,122	50,355
12.75% 6/24/28 (Reg. S)		7,340	13,451
South African Republic 6.5% 6/2/14		2,415	2,566
Turkish Republic:
6.75% 4/3/18		5,775	5,928
6.875% 3/17/36		10,400	10,218
7% 9/26/16		2,250	2,391
7.375% 2/5/25		6,390	6,773
11% 1/14/13		3,490	4,286
11.875% 1/15/30		6,780	10,668
UK Treasury GILT:
4% 9/7/16	GBP	550	1,054
4.25% 12/7/27	GBP	6,200	11,977
4.25% 3/7/36	GBP	15,160	29,798
4.25% 12/7/46	GBP	16,000	31,707
4.5% 12/7/42	GBP	4,000	8,257
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		3,240	3,183
Ukraine Government 6.75% 11/14/17 (g)		5,440	5,345
United Mexican States:
6.75% 9/27/34		1,560	1,723
7.5% 4/8/33		7,020	8,385
8.3% 8/15/31		6,425	8,298
Uruguay Republic:
5% 9/14/18	UYU	31,526	1,727
8% 11/18/22		2,584	2,894
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		1,250	46
5.375% 8/7/10		3,635	3,417
6.18% 4/20/11 (k)		7,390	6,673
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
7.65% 4/21/25		$ 2,340	$ 2,001
8.5% 10/8/14		5,750	5,549
9.25% 9/15/27		14,400	14,364
9.375% 1/13/34		3,590	3,572
10.75% 9/19/13		9,345	9,999
13.625% 8/15/18		6,090	7,810
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,644	1,389
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $937,479)			974,931
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $1,510)	PEN	4,900	1,649
Common Stocks - 0.3%
		Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(n)		156,879	0
Remy International, Inc. (a)		57,470	1,810
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	2,202
TOTAL CONSUMER DISCRETIONARY			4,012
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		554,243	8,253
Northwest Airlines Corp. (a)		119,564	1,735
			9,988
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)		742,300	34
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	0
Common Stocks - continued
		Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	$ 186
TOTAL COMMON STOCKS (Cost $18,271)			14,220
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	505
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,403
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		4,581	5,726
TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,129
TOTAL PREFERRED STOCKS (Cost $7,845)			8,634
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (k)		$ 2,180	2,169
Lear Corp. term loan 7.6042% 4/25/12 (k)		2,250	2,188
			4,357
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.1766% 9/30/13 (k)		3,205	3,125
8.2425% 9/30/12 (k)		119	116
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. term loan 8% 12/15/13 (k)		$ 22,414	$ 20,733
General Motors Corp. term loan 7.615% 11/29/13 (k)		871	817
			24,791
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (k)		3,750	3,450
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (k)		134	126
OSI Restaurant Partners, Inc.:
term loan 7.125% 6/14/14 (k)		427	394
7.1275% 6/14/13 (k)		36	33
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (k)		647	592
			1,145
Media - 0.5%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (k)		340	313
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (k)		21,405	19,987
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (k)		5,915	5,582
Discovery Communications, Inc. term loan 6.83% 5/14/14 (k)		935	906
			26,788
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.9392% 4/6/13 (k)		2,444	2,346
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 7.5905% 5/29/14 (k)		3,980	3,373
Michaels Stores, Inc. term loan 7.6136% 10/31/13 (k)		4,607	4,261
Sally Holdings LLC Tranche B, term loan 7.5194% 11/16/13 (k)		681	640
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (k)		6,200	6,014
			14,288
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 8.815% 3/5/14 (k)		$ 1,480	$ 1,474
Tranche B 1LN, term loan 6.7789% 9/5/13 (k)		3,326	3,231
			4,705
TOTAL CONSUMER DISCRETIONARY			81,870
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (k)		1,008	983
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.8002% 6/4/14 (k)		2,430	2,266
TOTAL CONSUMER STAPLES			3,249
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 6.845% 1/12/14 (k)		516	503
Helix Energy Solutions Group, Inc. term loan 7.0727% 7/1/13 (k)		86	83
			586
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (k)		478	464
Tranche D, term loan 8.4811% 12/28/13 (k)		1,560	1,513
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (k)		3,950	3,940
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (k)		570	556
term loan 6.9198% 10/31/12 (k)		1,016	990
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (k)		370	361
			7,824
TOTAL ENERGY			8,410
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (k)		$ 3,211	$ 2,970
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (k)		3,572	3,496
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (k)		6,005	5,254
8.24% 10/10/13 (k)		1,617	1,415
			6,669
TOTAL FINANCIALS			13,135
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (o)		154	153
8.08% 4/26/15 (k)		616	612
			765
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (k)		5,425	5,181
Tranche DD, term loan 7/25/14 (o)		273	261
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (k)		13,118	12,658
Health Management Associates, Inc. Tranche B, term loan 6.5802% 2/28/14 (k)		863	804
			18,904
TOTAL HEALTH CARE			19,669
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.9963% 2/21/13 (k)		85	83
Tranche 2LN, term loan 12.2438% 2/21/14 (k)		130	127
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (k)		146	143
Tranche 2LN, term loan 10.95% 3/28/14 (k)		60	60
			413
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (k)		$ 315	$ 301
term loan 6.586% 3/28/14 (k)		523	501
ARAMARK Corp.:
term loan 6.83% 1/26/14 (k)		1,791	1,701
6.83% 1/26/14 (k)		128	122
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.1% 2/7/15 (k)		590	544
			3,169
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 6.9634% 1/31/14 (k)		289	284
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.8026% 10/3/12 (k)		117	112
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (k)		58	57
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (k)		3,640	3,458
Tranche B 1LN, term loan 7.4463% 5/4/14 (k)		471	451
Navistar International Corp.:
term loan 8.2338% 1/19/12 (k)		2,083	1,989
Credit-Linked Deposit 8.2793% 1/19/12 (k)		757	723
			6,678
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (k)		730	584
VWR Funding, Inc. term loan 7.6981% 6/29/14 (k)		1,300	1,232
			1,816
TOTAL INDUSTRIALS			12,472
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (k)		4,580	4,454
Tranche B-A1, term loan 7.455% 10/1/14 (k)		1,316	1,280
Tranche B-B, term loan 7.455% 10/1/12 (k)		5,895	5,755
			11,489
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.044% 3/20/13 (k)		$ 3,255	$ 3,173
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (k)		257	248
			3,421
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 6.975% 12/1/13 (k)		10,509	9,747
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (k)		3,517	3,288
Open Solutions, Inc. term loan 7.275% 1/23/14 (k)		219	204
			3,492
TOTAL INFORMATION TECHNOLOGY			28,149
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.975% 4/2/13 (k)		186	179
term loan 6.9788% 4/2/14 (k)		1,019	982
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (k)		931	893
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (k)		161	160
			2,214
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.0032% 12/19/13 (k)		2,515	2,295
Novelis Corp. term loan 7.2% 7/6/14 (k)		4,020	3,748
			6,043
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (k)		11,259	10,739
TOTAL MATERIALS			18,996
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.725% 1/12/14 (k)		1,690	1,660
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (k)		$ 7,630	$ 7,220
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (k)		276	271
Wind Telecomunicazioni SpA:
term loan 12.4488% 12/12/11 pay-in-kind (k)		3,389	3,285
Tranche 2, term loan 11.3194% 3/21/15 (k)		3,490	3,542
Tranche B, term loan 7.5694% 9/21/13 (k)		1,745	1,719
Tranche C, term loan 8.3194% 9/21/14 (k)		1,745	1,719
			19,416
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (k)		571	563
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (k)		1,304	1,250
			1,813
TOTAL TELECOMMUNICATION SERVICES			21,229
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Boston Generating LLC Tranche B 1LN, term loan 7.08% 12/20/13 (k)		2	2
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (k)		6,938	6,712
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (k)		3,996	3,797
6.8481% 2/1/13 (k)		1,845	1,753
			12,264
TOTAL FLOATING RATE LOANS (Cost $230,920)			219,443
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (k)		237	232
- Citibank:
6.25% 3/28/13 (k)		1,200	1,176
6.25% 12/14/19 (k)		1,276	1,190
- Credit Suisse First Boston 6.25% 3/28/13 (k)		1,535	1,504
Sovereign Loan Participations - continued
		Principal Amount (000s)(d)	Value (000s)
Indonesian Republic loan participation: - continued
- Deutsche Bank:
1.407% 3/28/13 (k)	JPY	86,592	$ 745
6.25% 3/28/13 (k)		1,091	1,069
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,630)			5,916
Commercial Paper - 0.3%

Cancara Asset Securitisation Ltd. 4.65% 1/29/08	EUR	3,000	4,363
DEPFA BANK PLC 4.57% 1/30/08	EUR	3,000	4,362
Grampian Funding Ltd. 4.65% 1/25/08	EUR	3,000	4,361
HSH Nordbank AG 4.58% 1/30/08	EUR	3,000	4,362
TOTAL COMMERCIAL PAPER (Cost $17,208)			17,448
Fixed-Income Funds - 5.4%
		Shares
Fidelity Floating Rate Central Fund (l) (Cost $295,729)		2,938,665	281,312
Preferred Securities - 0.8%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		12,870	13,267
Net Servicos de Comunicacao SA 9.25% (g)		6,300	6,461
			19,728
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		18,130	18,341
Preferred Securities - continued
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (k)	EUR	1,250	$ 1,573
MUFG Capital Finance 3 Ltd. 2.68% (k)	JPY	150,000	1,350
			2,923
TOTAL PREFERRED SECURITIES (Cost $40,699)			40,992
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $91)	$ 7,500	$ 356
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 4.58% (b) (Cost $516,319)	516,319,175	516,319
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
1.28%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	2,345	2,345
1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	40	40
TOTAL CASH EQUIVALENTS (Cost $2,385)		2,385
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $5,543,047)		5,569,566
NET OTHER ASSETS - (5.9)%		(312,450)
NET ASSETS - 100%		$ 5,257,116
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
85 U.S. Treasury 5-Year Bond Contracts	March 2008	$ 9,374	$ (8)

The face value of futures purchased as a percentage of net assets - 0.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.807% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 40,000	$ 1,060
Receive semi-annually a fixed rate equal to 3.967% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Dec. 2009	10,100	24
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	57,000	666
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on a 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	59,500	1,440
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	25,500	735
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	10,000	358
		$ 202,100	$ 4,283
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $406,397,000 or 7.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $78,000.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Quantity represents share amount.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(o) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $427,000 and $414,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,345,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 446
Barclays Capital, Inc.	765
Goldman, Sachs & Co.	1,134
$ 2,345
$40,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 17
Lehman Brothers, Inc.	11
Merrill Lynch Government Securities, Inc.	12
$ 40
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19,642
Fidelity Floating Rate Central Fund	19,759
Total	$ 39,401
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 124,318	$ 171,818	$ -	$ 281,312	11.4%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.4%
Canada	3.3%
Germany	3.1%
United Kingdom	3.0%
Japan	2.6%
Argentina	2.1%
Russia	1.6%
Venezuela	1.6%
France	1.4%
Brazil	1.2%
Ireland	1.1%
Netherlands	1.0%
Luxembourg	1.0%
Others (individually less than 1%)	7.6%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2007
Assets
Investment in securities, at value (including repurchase agreements of $2,385) - See accompanying schedule: Unaffiliated issuers (cost $4,730,999)	$ 4,771,935
Fidelity Central Funds (cost $812,048)	797,631
Total Investments (cost $5,543,047)		$ 5,569,566
Commitment to sell securities on a delayed delivery basis	(155,155)
Receivable for securities sold on a delayed delivery basis	155,132	(23)
Receivable for investments sold, regular delivery		44,411
Foreign currency held at value (cost $331)		331
Receivable for fund shares sold		8,595
Dividends receivable		66
Interest receivable		66,161
Distributions receivable from Fidelity Central Funds		3,626
Receivable for daily variation on futures contracts		23
Swap agreements, at value		4,283
Prepaid expenses		16
Other receivables		22
Total assets		5,697,077

Liabilities
Payable to custodian bank	$ 1,876
Payable for investments purchased Regular delivery	37,045
Delayed delivery	386,085
Payable for fund shares redeemed	8,275
Distributions payable	3,419
Accrued management fee	2,451
Other affiliated payables	633
Other payables and accrued expenses	177
Total liabilities		439,961

Net Assets		$ 5,257,116
Net Assets consist of:
Paid in capital		$ 5,180,711
Undistributed net investment income		8,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,514
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,907
Net Assets, for 501,617 shares outstanding		$ 5,257,116
Net Asset Value, offering price and redemption price per share ($5,257,116 ÷ 501,617 shares)		$ 10.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Dividends		$ 4,507
Interest		262,324
Income from Fidelity Central Funds		39,401
Total income		306,232

Expenses
Management fee	$ 27,338
Transfer agent fees	5,912
Accounting fees and expenses	1,360
Custodian fees and expenses	288
Independent trustees' compensation	16
Registration fees	174
Audit	91
Legal	26
Interest	4
Miscellaneous	33
Total expenses before reductions	35,242
Expense reductions	(165)	35,077
Net investment income		271,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,662
Foreign currency transactions	1,123
Swap agreements	606
Total net realized gain (loss)		91,391
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,376)
Assets and liabilities in foreign currencies	6
Futures contracts	(8)
Swap agreements	4,283
Delayed delivery commitments	(23)
Total change in net unrealized appreciation (depreciation)		(107,118)
Net gain (loss)		(15,727)
Net increase (decrease) in net assets resulting from operations		$ 255,428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 271,155	$ 202,818
Net realized gain (loss)	91,391	33,397
Change in net unrealized appreciation (depreciation)	(107,118)	57,029
Net increase (decrease) in net assets resulting from operations	255,428	293,244
Distributions to shareholders from net investment income	(266,888)	(196,703)
Distributions to shareholders from net realized gain	(65,893)	(22,997)
Total distributions	(332,781)	(219,700)
Share transactions Proceeds from sales of shares	2,016,023	1,515,354
Reinvestment of distributions	298,450	194,760
Cost of shares redeemed	(1,226,700)	(999,152)
Net increase (decrease) in net assets resulting from share transactions	1,087,773	710,962
Total increase (decrease) in net assets	1,010,420	784,506

Net Assets
Beginning of period	4,246,696	3,462,190
End of period (including undistributed net investment income of $8,984 and undistributed net investment income of $8,362, respectively)	$ 5,257,116	$ 4,246,696
Other Information Shares
Sold	190,112	144,137
Issued in reinvestment of distributions	28,258	18,497
Redeemed	(116,054)	(95,361)
Net increase (decrease)	102,316	67,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.43	$ 10.77	$ 10.50	$ 9.40
Income from Investment Operations
Net investment income B	.594	.575	.551	.570	.566
Net realized and unrealized gain (loss)	(.032)	.251	(.227)	.383	1.142
Total from investment operations	.562	.826	.324	.953	1.708
Distributions from net investment income	(.584)	(.556)	(.544)	(.553)	(.578)
Distributions from net realized gain	(.138)	(.060)	(.120)	(.130)	(.030)
Total distributions	(.722)	(.616)	(.664)	(.683)	(.608)
Net asset value, end of period	$ 10.48	$ 10.64	$ 10.43	$ 10.77	$ 10.50
Total Return A	5.44%	8.15%	3.12%	9.44%	18.62%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.75%	.76%	.80%
Expenses net of fee waivers, if any	.73%	.75%	.75%	.76%	.80%
Expenses net of all reductions	.73%	.75%	.75%	.76%	.80%
Net investment income	5.61%	5.49%	5.23%	5.46%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,257	$ 4,247	$ 3,462	$ 3,191	$ 2,340
Portfolio turnover rate D	140%	80%	119%	94%	148%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies -continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any

Annual Report

3. Significant Accounting Policies -continued

Income Tax Information and Distributions to Shareholders - continued

unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures transactions, foreign currency transactions, market discount, partnerships(including allocations from Fidelity Central Funds), deferred trustee compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 141,637
Unrealized depreciation	(100,941)
Net unrealized appreciation (depreciation)	40,696
Undistributed ordinary income	24,598
Undistributed long-term capital gain	6,311

Cost for federal income tax purposes	$ 5,528,870

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 305,593	$ 196,703
Long-term Capital Gains	27,188	22,997
Total	$ 332,781	$ 219,700

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies -continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies -continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities,that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies -continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,809,562 and $2,301,573, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced FSC as transfer agent for the Fund.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,907. The weighted average interest rate was 5.06%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $83 and $81, respectively.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of Strategic Income. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Strategic Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Strategic Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-
present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Strategic Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Strategic Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment:2005

Deputy Treasurer of Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Strategic Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 19, 2008, to shareholders of record at the opening of business on February 15, 2008, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $26,961,853, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $183,862,241 of the income dividends during the period January 1, 2007 to December 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSN-UANN-0208
1.787743.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Strategic Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Income Fund	$75,000	$63,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Income Fund	$3,800	$3,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Income Fund	$4,200	$3,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,480,000A and $1,325,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$225,000	$135,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 7, 2008